Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of loans receivable
	December 31, 2022	December 31, 2021
Borrower A	$-	$266,767
Borrower B	-	199,893
Borrower C	-	404,008
Borrower D	1,590,000	1,590,000
Borrower E	250,000	200,000
	$1,840,000	$2,660,668